Notes payable (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Short-term loan	$ 4,121,000		$ 4,122,000
Short-term loan from shareholders	$ 75,000		$ 84,000
Weighted-average interest rate	10.00%	10.00%	10.00%
Line of Credit | ExWorks
Short-Term Debt [Line Items]
Short-term loan	$ 4,030,000
Note Payable | WISeKey SAARC Ltd.
Short-Term Debt [Line Items]
Short-term loan from shareholders	75,038		$ 83,932
Note Payable | UBS
Short-Term Debt [Line Items]
Short-term loan from shareholders	$ 90,652	SFr 83,800